Derivative activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Gain on fair value of derivatives recorded	$ 22,102	$ 99,603
Exercise price of warrants issued	$ 0.10	$ 0.40
Derivative liability recorded	$ 26,627	$ 99,603